Non-exempt Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Non-Exempt Transactions [Line Items]
EBP, Non-Exempt Transactions [Text Block]	Non-exempt Transactions
During the 2025 Plan year, there were no non-exempt transactions. During the 2024 Plan year, employee withholdings totaling $4,778 were not remitted to the Plan within the appropriate time period by the Bank. These transactions constitute prohibited transactions as defined by ERISA. The Bank remitted the withholding in January and February 2025 with lost earnings.